Interest-Bearing Liabilities - Summary of Interest-Bearing Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings, current
Current part of non-current borrowings	kr 5,269	kr 7,946
Other borrowings, current	2,673	1,493
Total borrowings, current	7,942	9,439	kr 2,255
Borrowings, non-current
Notes and bond loans	22,008	21,898
Other borrowings, non-current	210	6,359
Total borrowings, non-current	22,218	28,257	kr 30,870
Total interest-bearing liabilities	kr 30,160	kr 37,696